Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 6.  Cash and Cash Equivalents

	December 31,	December 31,
	2019	2020
	(in thousands)

Cash, demand deposits and checking accounts	$95,525	178,938
Time deposits with less than three months maturity date	5,530	6,000
	$101,055	184,938

Refer to Note 23 and Note 24 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2019 and 2020, no cash and cash equivalents were pledged with banks as collaterals.